LEASES OF RENTAL PROPERTIES (Tables)	12 Months Ended
Mar. 31, 2016
Leases, Operating [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]
The following leases for rental properties were operative during the year ended March 31, 2016:

135 Ludlow Ave (see notes 10 and 11)
Effective Date	July 1, 2010(3)

Termination Date	December 31, 2016

Lease term	6 years with 2 tenant renewal options for 5 years each

Rent expense for the 2016 Fiscal Year	$ 180,854
Rent expense for the 2015 Fiscal Year	$ 153,430

Minimum 5 Year Lease Payments(1)
Fiscal year ended March 31, 2017(2)	155,169
Fiscal year ended March 31, 2018(2)	—
Fiscal year ended March 31, 2019(2)	—
Fiscal year ended March 31, 2020(2)	—
Fiscal year ended March 31, 2021(2)	—
$ 155,169

(1)
Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease.

(2)	Minimum lease payments calculated for the initial term of the lease only, with such initial term expiring on December 31, 2016.
(3)	Inclusive of a modification of lease agreement dated July 29, 2014

Schedule of Rent Expense [Table Text Block]
Rent expense related to the operating lease at 135 Ludlow was recorded using the straight line method and summarized as follows:

Summary of Rent Expense – 135 Ludlow Avenue

	Fiscal Year Ended March 31, 2016	Fiscal Year Ended March 31, 2015
Rent Expense	$180,854	$153,430

Actual lease payments	203,850	114,321

Increase (Decrease) in deferred rent liability	(22,996)	39,109

Adjustments to deferred rent liability	—	(15,409)

Balance of deferred rent liability	19,528	42,524